Income tax	6 Months Ended
Jun. 30, 2018
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Income tax

4. Income tax

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£
Current tax	1,393	745	2,341	1,077
Deferred tax	(10)	—	(49)	—

Income tax credit	1,383	745	2,292	1,077

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the U.K. the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	June 30, 2018	December 31, 2017
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	4,641	4,207
U.S. tax	19	18

	4,660	4,225

Deferred tax asset
U.S. deferred tax asset	32	81